Exploration and evaluation - Disclosure of detailed information about exploration assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements Line Items
Beginning balance	$ 42,519	$ 42,949
Additions	3,784	201
Impairment	(42,668)	0
Transfer to royalty, stream and other interests	0	(631)
Ending balance	3,635	42,519
Cost [Member]
Statements Line Items
Beginning balance	100,708
Ending balance	104,492	100,708
Accumulated impairment [Member]
Statements Line Items
Beginning balance	(58,189)
Ending balance	$ (100,857)	$ (58,189)